Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained Earnings	Total
Beginning balance at Sep. 30, 2022			$ 20,000		$ (18,572)	$ 6,018,111	$ 6,019,539
Beginning balance (in Shares) at Sep. 30, 2022			20,000,000
Foreign currency translation adjustments					24,697		24,697
Net income						3,155,321	3,155,321
Ending balance at Sep. 30, 2023			$ 20,000		6,125	9,173,432	9,199,557
Ending balance (in Shares) at Sep. 30, 2023			20,000,000
Foreign currency translation adjustments					(21,709)		(21,709)
Net income						4,282,368	4,282,368
Ending balance at Sep. 30, 2024			$ 20,000		(15,584)	13,455,800	13,460,216
Ending balance (in Shares) at Sep. 30, 2024			20,000,000
Foreign currency translation adjustments					(14,238)		(14,238)
IPO Issuance, value			$ 1,438	3,723,823			3,725,261
IPO Issuance, shares (in Shares)			1,437,500
Share-based compensation, value			$ 4,287	14,231,713			14,236,000
Share-based compensation, shares (in Shares)			4,287,500
Common stock reclassification, value			$ (25,725)				(25,725)
Common stock reclassification, shares (in Shares)			(25,725,000)
Class A ordinary shares	$ 17,225						17,225
Class A ordinary shares (in Shares)	17,225,000
Class B ordinary shares		$ 8,500					8,500
Class B ordinary shares (in Shares)		8,500,000
Net income						(13,369,749)	(13,369,749)
Ending balance at Sep. 30, 2025	$ 17,225	$ 8,500		$ 17,955,536	$ (29,822)	$ 86,051	$ 18,037,490
Ending balance (in Shares) at Sep. 30, 2025	17,225,000	8,500,000